Leases - Schedule of Maturity of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Maturity of Operating Lease Liabilities [Abstract]
2026	$ 7,550
Thereafter
Total lease payments	7,656
Less: imputed interest	(106)
Total lease liabilities	$ 7,550	$ 14,958